Contract Liabilities - Summary of Significant Changes In The Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Change in Contract with Customer, Liability [Abstract]
Balance	$ 6,264	$ 5,265
Increases due to amounts collected		1,300
Revenues recognized from current period increases	(328)	(629)
Balance	$ 5,936	$ 5,936